4 Discontinued operations (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue			£ 3,882
Expenses other than finance costs		(947)	(7,137)
Finance costs
Impairment
Loss from discontinued operations before tax		(947)	(3,255)
Taxation
Loss on disposal of discontinued operations			(1,407)
Loss for the year from discontinued operations after tax		£ (947)	£ (4,662)